NORTHSTAR FUNDS
                    Prospectus Supplement dated May 29, 1998
                       to Prospectus dated March 1, 1998

The disclosure in the section entitled "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" is hereby amended to reflect that:

Effective May 29, 1998, the following waiver category has been added to the waiver categories listed on page 31:

        (bullet) asset allocation and other fee-based programs for the benefit of clients

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                        NORTHSTAR HIGH YIELD INVESTMENTS
                    Prospectus Supplement dated May 29, 1998
                       to Prospectus dated March 1, 1998

The disclosure in the section entitled "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" is hereby amended to reflect that:

Effective May 29, 1998, the following waiver category has been added to the waiver categories listed on page 12:

        (bullet) asset allocation and other fee-based programs for the benefit of clients